Operating Expenses (U.S. Government Money Market Portfolio, U.S. Government Money Market Portfolio Class I)	0 Months Ended
Dec. 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
[OperatingExpensesAbstract]
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.515%
Total Annual Portfolio Operating Expenses	0.99%